Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000112087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(1.97%)	2.22%	1.31%
C000112088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.36%	2.69%	1.16%
C000228868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000135954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000112089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000112087
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%	3.44%	1.92%
Without Sales Load [Member] | C000112088
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	2.69%	1.16%
Without Sales Load [Member] | C000228868
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%	4.52%	2.63%
Without Sales Load [Member] | C000135954
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%	3.92%	2.35%
Without Sales Load [Member] | C000112089
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	3.82%	2.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
HFRX® Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Average Annual Return, Percent	7.03%	3.10%	1.87%
S&P® 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
HFRX® Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Average Annual Return, Percent	7.03%	3.10%	1.87%
S&P® 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
HFRX® Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Average Annual Return, Percent	7.03%	3.10%	1.87%
S&P® 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
HFRX® Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Average Annual Return, Percent	7.03%	3.10%	1.87%
S&P® 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
HFRX® Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Average Annual Return, Percent	7.03%	3.10%	1.87%
S&P® 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%